COMMITMENTS (Details Narrative) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Capital commitments		¥ 0	¥ 0
Zimbabwean Lithium Mine [Member]
IfrsStatementLineItems [Line Items]
Capital commitments	¥ 2,432	¥ 0